Bank Premises and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Bank Premises and Equipment
Note 5. Bank Premises and Equipment

Bank premises and equipment are summarized as follows:

	June 30,	December 31,
(dollars in thousands)	2014	2013

Land and improvements	$6,425	$6,421
Buildings and leasehold improvements	22,917	22,678
Furniture, fixtures and equipment	20,467	19,765
Construction in progress	377	212
	50,186	49,076
Less accumulated depreciation	(28,661)	(27,630)
Net balance	$21,525	$21,446

Depreciation and amortization of bank premises and equipment for the six months ended June 30, 2014 and 2013 amounted to $1.0 million for both periods, respectively.

Note 4. Bank Premises and Equipment

Bank premises and equipment are summarized as follows:

	December 31,
(dollars in thousands)	2013	2012
Land and improvements	$6,421	$6,409
Buildings and leasehold improvements	22,678	21,688
Furniture, fixtures and equipment	19,765	18,416
Construction in progress	212	949
	49,076	47,462
Less accumulated depreciation	(27,630)	(25,806)
Net balance	$21,446	$21,656

Depreciation and amortization of bank premises and equipment for the years ended December 31, 2013, 2012 and 2011 amounted to $2.1 million, $2.1 million and $2.3 million, respectively.